Quarterly Holdings Report
for
Fidelity® Global Commodity Stock Fund
January 31, 2026
GCS-NPRT1-0426
1.879386.116
Common Stocks - 97.8%
	Shares	Value ($)
AUSTRALIA - 5.5%
Materials - 5.5%
Metals & Mining - 5.5%
Anglogold Ashanti Plc (South Africa)	220,300	19,859,519
BHP Group Ltd	720,679	24,821,890
Glencore PLC	3,102,800	21,152,893

TOTAL AUSTRALIA		65,834,302
AUSTRIA - 0.7%
Materials - 0.7%
Paper & Forest Products - 0.7%
Mondi PLC	739,496	8,641,907
BRAZIL - 8.5%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
PRIO SA/Brazil (b)	1,223,600	11,855,278
Materials - 7.5%
Chemicals - 1.3%
Yara International ASA	335,800	15,453,669
Metals & Mining - 6.2%
Gerdau SA	2,647,300	11,277,842
Vale SA	2,292,100	36,724,122
Wheaton Precious Metals Corp	195,400	25,742,890
		73,744,854
TOTAL MATERIALS		89,198,523
TOTAL BRAZIL		101,053,801
CANADA - 21.4%
Energy - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
Cameco Corp	96,900	11,984,672
Canadian Natural Resources Ltd	659,700	24,529,513
Imperial Oil Ltd (a)	323,800	32,714,109
PrairieSky Royalty Ltd	35,100	764,046
TOTAL ENERGY		69,992,340
Materials - 15.6%
Chemicals - 5.2%
Nutrien Ltd	906,383	62,404,734
Metals & Mining - 9.5%
Agnico Eagle Mines Ltd/CA	193,500	36,782,978
Alamos Gold Inc Class A	337,600	12,510,774
Barrick Mining Corp	337,400	15,422,301
Franco-Nevada Corp	102,171	23,916,561
G Mining Ventures Corp (b)	476,600	15,110,213
Hemlo Mining Corp (b)	530,500	2,388,253
Hudbay Minerals Inc	234,700	5,558,752
Teck Resources Ltd Class B	13,300	713,813
		112,403,645
Paper & Forest Products - 0.9%
West Fraser Timber Co Ltd (a)	165,200	11,281,862
TOTAL MATERIALS		186,090,241
TOTAL CANADA		256,082,581
CHILE - 2.5%
Materials - 2.5%
Metals & Mining - 2.5%
Antofagasta PLC	331,500	16,547,621
Lundin Mining Corp	514,600	12,981,684

TOTAL CHILE		29,529,305
CHINA - 5.2%
Materials - 5.2%
Metals & Mining - 5.2%
Chuangxin Industries Holdings Ltd H Shares	1,384,500	4,430,627
MMG Ltd (b)	19,292,000	25,411,180
Zijin Mining Group Co Ltd H Shares	6,060,000	32,502,656

TOTAL CHINA		62,344,463
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mines Ltd Class A (b)	156,700	1,981,694
FINLAND - 1.9%
Materials - 1.9%
Paper & Forest Products - 1.9%
UPM-Kymmene Oyj	838,000	23,118,860
HONG KONG - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Zijin Gold International Co Ltd	76,452	2,139,298
NORWAY - 1.4%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Frontline PLC	305,500	8,731,190
Materials - 0.7%
Metals & Mining - 0.7%
Norsk Hydro ASA	883,600	7,844,499
TOTAL NORWAY		16,575,689
SOUTH AFRICA - 1.6%
Materials - 1.6%
Metals & Mining - 1.6%
Anglo American PLC	177,531	8,231,724
Impala Platinum Holdings Ltd	161,300	3,006,511
Valterra Platinum Ltd	92,600	8,319,939

TOTAL SOUTH AFRICA		19,558,174
UNITED KINGDOM - 0.6%
Energy - 0.6%
Energy Equipment & Services - 0.6%
Subsea 7 SA	287,000	7,319,163
UNITED STATES - 46.8%
Consumer Staples - 8.6%
Food Products - 8.6%
Archer-Daniels-Midland Co	773,500	52,064,285
Bunge Global SA	443,900	50,551,332
TOTAL CONSUMER STAPLES		102,615,617
Energy - 24.9%
Energy Equipment & Services - 0.4%
Tidewater Inc (a)(b)	78,300	4,892,967
Oil, Gas & Consumable Fuels - 24.5%
Antero Resources Corp (b)	277,212	10,082,200
BP PLC	2,677,600	16,977,478
Chevron Corp	358,430	63,406,267
Diamondback Energy Inc	93,600	15,345,720
Exxon Mobil Corp	690,900	97,693,260
Kinder Morgan Inc	361,100	11,009,939
Murphy Oil Corp	312,600	9,406,134
Navigator Holdings Ltd	382,500	7,087,725
Occidental Petroleum Corp	146,500	6,649,635
Ovintiv Inc	305,000	13,258,350
Shell PLC	1,078,873	41,471,351
		292,388,059
TOTAL ENERGY		297,281,026
Materials - 13.3%
Chemicals - 8.7%
CF Industries Holdings Inc	107,200	9,994,256
Corteva Inc	1,282,900	93,395,120
		103,389,376
Containers & Packaging - 0.5%
International Paper Co	160,400	6,467,328
Metals & Mining - 4.1%
Alcoa Corp	74,600	4,238,026
Ivanhoe Electric Inc / US (b)	218,500	3,734,165
Nucor Corp	113,300	20,135,676
Steel Dynamics Inc	111,100	19,950,227
USA Rare Earth Inc (c)	53,151	1,191,645
		49,249,739
TOTAL MATERIALS		159,106,443
TOTAL UNITED STATES		559,003,086
ZAMBIA - 1.3%
Materials - 1.3%
Metals & Mining - 1.3%
First Quantum Minerals Ltd (b)	562,071	15,888,160
TOTAL COMMON STOCKS (Cost $827,227,178)		1,169,070,483

Money Market Funds - 5.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	3.70	25,896,623	25,901,802
Fidelity Securities Lending Cash Central Fund (d)(e)	3.70	43,595,774	43,600,134
TOTAL MONEY MARKET FUNDS (Cost $69,501,936)			69,501,936

TOTAL INVESTMENT IN SECURITIES - 103.6% (Cost $896,729,114)	1,238,572,419
NET OTHER ASSETS (LIABILITIES) - (3.6)%	(43,556,914)
NET ASSETS - 100.0%	1,195,015,505

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,191,645 or 0.1% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
USA Rare Earth Inc	1/26/2026	1,142,747

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	20,359,132	73,733,530	68,190,957	179,339	97	-	25,901,802	25,896,623	0.0%
Fidelity Securities Lending Cash Central Fund	9,215,185	135,428,181	101,043,579	21,500	347	-	43,600,134	43,595,774	0.1%
Total	29,574,317	209,161,711	169,234,536	200,839	444	-	69,501,936

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.